Pension and Other Post-Employment Benefits - Summary of Pension and Other Staff-Related Benefit Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Pension costs and other staff-related benefit costs	€ 381	€ 344	€ 275
Net defined benefit assets liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	34	32	34
Past service cost		2	(11)
Net Interest cost	(4)	(8)	(9)
Effect of curtailment or settlement	(3)	(2)	(3)
Defined benefit plans	27	24	11
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(3)	(25)	(7)
Net Interest cost	3	3	1
Effect of curtailment or settlement			(9)
Defined benefit plans		(22)	(15)
Other staff related benefit costs [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(2)	11	(8)
Net Interest cost	1	2	2
Effect of curtailment or settlement			(52)
Other			13
Defined benefit plans	(1)	13	(45)
Net defined benefit asset/t liability, Post Retirement and Other Cost [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	29	18	19
Past service cost		2	(11)
Net Interest cost		(3)	(6)
Effect of curtailment or settlement	(3)	(2)	(64)
Other			13
Defined benefit plans	26	15	(49)
Defined contribution plans	355	329	324
Pension costs and other staff-related benefit costs	€ 381	€ 344	€ 275